Outstanding Loans and Leases - Nonperforming (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Loans and leases	$ 881,391	$ 928,233
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	19,754	28,263
Proceeds from sales	28,765	12,331	1,837
Nonperforming loans and leases	11,932	17,149
Accruing past due 90 days or more	12,654	18,759
Nonaccruing troubled debt restructurings excluded from nonperforming loans	102	260
Residential Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing past due 90 days or more	4,100	4,000
Nonperforming Financing Receivable | Junior Lien Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	800	1,200
Chapter Seven Bankruptcy | Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Loans and leases	1,400
Non-performing troubled debt with no change in repayment terms at time of discharge, current with contractual payments	901
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	395
Nonperforming loans discharged more than twelve months prior (greater than)	80.00%
Nonperforming loans discharged more than twenty four months prior (greater than)	60.00%
Federal Housing Administration | Residential Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonperforming loans and leases	7,300	13,000
Consumer Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	488,570	531,950
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	19,012	27,533
Nonperforming loans and leases	10,819	15,840
Accruing past due 90 days or more	12,433	18,555
Consumer Portfolio Segment | Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Proceeds from sales	4,800	2,000
Gain (loss) on the sale of loans and leases receivable	247	58
Consumer real estate | Junior Lien Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Consumer real estate | Core Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	162,220	177,336
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	5,561	7,188
Nonperforming loans and leases	2,398	3,316
Accruing past due 90 days or more	3,942	5,137
Consumer real estate | Core Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Loans and leases	51,887	54,499
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	744	693
Nonperforming loans and leases	1,496	1,431
Accruing past due 90 days or more	0	0
Consumer real estate | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	38,825	52,058
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	10,513	16,746
Nonperforming loans and leases	4,491	8,396
Accruing past due 90 days or more	7,465	11,824
Consumer real estate | Legacy Assets and Servicing Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	28,221	32,580
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	1,166	1,292
Nonperforming loans and leases	2,405	2,644
Accruing past due 90 days or more	0	0
Consumer real estate | Residential Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Credit card and other consumer | Credit Card Receivable | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	91,879	92,338
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	866	1,053
Accruing past due 90 days or more	866	1,053
Credit card and other consumer | Credit Card Receivable | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	10,465	11,541
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	95	131
Accruing past due 90 days or more	95	131
Credit card and other consumer | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	80,381	82,192
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	65	410
Nonperforming loans and leases	28	35
Accruing past due 90 days or more	64	408
Credit card and other consumer | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	1,846	1,977
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	2	20
Nonperforming loans and leases	1	18
Accruing past due 90 days or more	1	2
Credit card and other consumer | Other consumer | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	3	5
Commercial Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Loans and leases	392,821	396,283
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	742	730
Nonperforming loans and leases	1,113	1,309
Accruing past due 90 days or more	221	204
Commercial Portfolio Segment | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	220,293	212,557
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	318	309
Nonperforming loans and leases	701	819
Accruing past due 90 days or more	110	47
Commercial Portfolio Segment | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	80,083	89,462
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due		17
Nonperforming loans and leases	1	64
Accruing past due 90 days or more	0	17
Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	47,682	47,893
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	288	243
Nonperforming loans and leases	321	322
Accruing past due 90 days or more	3	21
Commercial Portfolio Segment | Commercial Real Estate | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	45,200	46,300
Commercial Portfolio Segment | Commercial Real Estate | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	2,500	1,600
Commercial Portfolio Segment | Commercial Lease Financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	24,866	25,199
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	42	48
Nonperforming loans and leases	3	16
Accruing past due 90 days or more	41	41
Commercial Portfolio Segment | Small Business Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing troubled debt with no change in repayment terms at time of discharge, 90 days or more past due	94	113
Nonperforming loans and leases	87	88
Accruing past due 90 days or more	67	78
Commercial Portfolio Segment | Small Business Commercial | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases	$ 13,293	$ 13,294